Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
21. Employee Benefit Plans
Changes in benefit obligation and plan assets, and the funded status for all plans
For the

Year ended December 31
millions of dollars 2022 2021
Change in Projected Benefit Obligation
("PBO") and Accumulated Post-
retirement Benefit Obligation ("APBO")
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Balance, January 1 $

2,624 $

318 $

2,759 $

339
Service cost

41

4

43

5
Plan participant contributions

6

6

6

4
Interest cost

80

9

67

8
Benefits paid

(174) (31) (160) (27)
Actuarial gains (480) (79) (89) (10)
Settlements and curtailments (6) -

-

-

Foreign currency translation adjustment

67

16 (2) (1)
Balance, December 31
$

2,158 $

243
$

2,624 $

318
Change in plan assets
Balance, January 1 $

2,702 $

51 $

2,605 $

52
Employer contributions

45

24

42

21
Plan participant contributions

6

6

6

4
Benefits paid (174) (31) (160) (27)
Actual return on assets, net of expenses
(489) (7)

214

2
Settlements and curtailments (6) -

-

-

Foreign currency translation adjustment

79

3 (5) (1)
Balance, December 31 $

2,163 $

46 $

2,702 $

51
Funded status, end of year

$

5 $ (197) $

78 $ (267)

Plans with PBO/APBO in Excess of Plan Assets and Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
PBO/APBO $

1,006 $

221 $

140 $

290
Fair value of plan assets

914 -

35 -

Funded status $ (92) $ (221) $ (105) $ (290)
millions of dollars 2022 2021
Defined benefit
pension plans
Defined benefit
pension plans
ABO $

111 $

133
Fair value of plan assets

33

35
Funded status $ (78) $ (98)

Amounts recognized in the Consolidated Balance Sheets
As at December 31 December 31
millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Other current liabilities $ (13) $ (20) $ (7) $ (20)
Long-term liabilities (80) (201) (100) (270)
Other long-term assets

98

24

185

23
AOCI, net of tax and regulatory assets

358

22

230

90
Less: Deferred income tax (expense)
recovery in AOCI
(7) (1) (8)

1
Net amount recognized $

356 $ (176) $

300 $ (176)

Amounts Recognized in AOCI and Regulatory Assets
Regulatory assets
Actuarial

(gains) losses millions of dollars
Defined Benefit Pension Plans
Balance, January 1, 2022 $

192 $

30
Amortized in current period (21) (10)
Current year addition to AOCI or regulatory assets

147 (5)
Change in FX rate

18 -

Balance, December 31, 2022 $

336 $

15
Non-pension benefits plans
Balance, January 1, 2022 $

91 $ -

Amortized in current period (2) -

Current year addition to AOCI or regulatory assets (62) (10)
Change in FX rate

4 -

Balance, December 31, 2022 $

31 $ (10)
As at December
31
December
31 millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Actuarial losses (gains) $

15
$
(10)
$

30
$
-

Deferred income tax expense (recovery)

7

1

8 (1)
AOCI, net of tax

22 (9)

38 (1)
Regulatory assets

336

31

192

91
AOCI, net of tax and regulatory assets $

358
$

22
$

230
$

90

Benefit Cost Components
As at Year ended December 31
millions of dollars 2022 2021
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Service cost $

41 $

4 $

43 $

5
Interest cost

80

9

67

8
Expected return on plan assets (144) -

(132) (1)
Current year amortization of:

Actuarial losses

8 -

21

3

Regulatory assets (liability)

21

2

24

2
Settlement, curtailments

2 -

-

-

Total $

8 $

15 $

23 $

17

Pension Plan Asset Allocations
Canadian Pension Plans
Asset Class Target Range at Market
Short-term securities 0% to 5%
Fixed income 35% to 50%
Equities:

Canadian
7% to 17%

Non-Canadian
36% to 60%
Non-Canadian Pension Plans
Asset Class
Target Range at Market
Weighted average
Fixed income 30% to 50%
Equities 50% to 70%

Cassification of the methodology used by the Company to fair value its investments millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2022
Cash and cash equivalents $ - $ 70 $ - $ 70 3%
Net in-transits - (70) - (70) (3) %
Equity securities:

Canadian equity
- 87 - 87 4%

United States equity

- 233 - 233 11%

Other equity
- 186 - 186 8%
Fixed income securities:

Government
- - 104 104 5%

Corporate
- - 83 83 4%

Other
- 3 11 14 1%
Mutual funds - 68 - 68 3%
Other - - (3) (3) - %
Open-ended investments
measured at NAV

(1)
790 - - 790 36%
Common collective trusts
measured at NAV
(2)
601 - - 601 28%
Total

$ 1,391 $ 577 $ 195 $ 2,163 100%
As at December 31, 2021
Cash and cash equivalents $ - $ 60 $ - $ 60 2%
Net in-transits - (84) - (84) (3) %
Equity securities:

Canadian equity
- 97 - 97 4%

United States equity

- 366 - 366 14%

Other equity
- 215 - 215 8%
Fixed income securities:

Government
- - 132 132 5%

Corporate
- - 117 117 4%

Other
- 8 3 11 - %
Mutual funds - 86 - 86 3%
Other - 1 (1) - - %
Open-ended investments
measured at NAV

(1)
952 - - 952 35%
Common collective trusts
measured at NAV
(2)
750 - - 750 28%
Total

$

1,702 $

749 $

251 $

2,702 100%
(1) NAV investments are open-ended registered

and non-registered mutual funds, collective investment trusts, or pooled funds.
NAV’s are calculated at least monthly

and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV.

The NAVs are calculated based on bid prices

of the underlying
securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest
primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Expected cash flows for defined benefit pension and other post-retirement benefit plans millions of dollars
Defined benefit
pension plans
Non-pension
benefit plans
Expected employer contributions
2023 $

44 $

20
Expected benefit payments
2023

164

22
2024

161

23
2025

168

23
2026

172

22
2027

178

22
2028 – 2032

919

105

Assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans
Assumptions
The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
2022 2021
(weighted average assumptions)
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service 5.33% 5.31% 3.05% 2.81%
Discount rate - future service 5.34% 5.32% 3.18% 2.92%
Rate of compensation increase 3.62% 3.61% 3.31% 3.29%
Health care trend

- initial (next year)
- 5.40% - 5.09%

- ultimate

- 3.77% - 3.77%

- year ultimate reached
2043 2042
Benefit cost for year ended December 31:
Discount rate - past service 3.05% 2.81% 2.49% 2.48%
Discount rate - future service 3.18% 2.92% 2.64% 2.51%
Expected long-term return on plan assets 6.07% 1.32% 5.86% - %
Rate of compensation increase 3.31% 3.29% 2.89% 3.04%
Health care trend

- initial (current year)
- 5.09% - 5.64%

- ultimate

- 3.77% - 4.35%

- year ultimate reached
2042 2038
Actual assumptions used differ by plan.